Post-retirement pension and other defined benefit schemes - Movement in and components of scheme obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement
Beginning of year	$ 8,108
End of year	7,907	$ 8,108
Obligations of plans	(7,907)	(8,108)
Scheme obligations
Movement
Beginning of year	8,108	13,018
Current service cost	(56)	(88)
Past service credit/(cost)	12	(6)
Participant contributions	(12)	(10)
Benefits paid	463	537
Interest expense on post-retirement scheme obligations	(338)	(204)
Actuarial (losses)/gains	(341)	3,585
Exchange and other adjustments	(377)	1,096
Settlements	850
End of year	7,907	8,108
Obligations of plans	(7,907)	(8,108)
UK defined benefit plans
Movement
Beginning of year	4,801
End of year	5,161	4,801
Obligations of plans	(5,161)	(4,801)
Rest of Group defined benefit plans
Movement
Beginning of year	973
End of year	990	973
Obligations of plans	(990)	(973)
Pension schemes
Movement
Beginning of year	8,108
End of year		8,108
Obligations of plans		(8,108)
Pension schemes | UK defined benefit plans
Movement
Beginning of year	4,801
End of year	5,161	4,801
Obligations of plans	(5,161)	(4,801)
Pension schemes | UK defined benefit plans | Scheme obligations
Movement
Beginning of year	4,801	7,941
Current service cost	(6)	(14)
Past service credit/(cost)	12	(5)
Participant contributions	(1)	(1)
Benefits paid	303	305
Interest expense on post-retirement scheme obligations	(239)	(132)
Actuarial (losses)/gains	(155)	2,243
Exchange and other adjustments	(274)	744
End of year	5,161	4,801
Obligations of plans	(5,161)	(4,801)
Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	973
End of year	990	973
Obligations of plans	(990)	(973)
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	973	1,300
Current service cost	(35)	(38)
Past service credit/(cost)	2	3
Participant contributions	(7)	(5)
Benefits paid	45	39
Interest expense on post-retirement scheme obligations	(27)	(12)
Actuarial (losses)/gains	28	268
Exchange and other adjustments	(34)	72
Settlements	11
End of year	990	973
Obligations of plans	(990)	(973)
Funded pension schemes | Funded pension schemes
Movement
Beginning of year	7,790
End of year	7,618	7,790
Obligations of plans	(7,618)	(7,790)
Funded pension schemes | UK defined benefit plans | Funded pension schemes
Movement
Beginning of year	4,787
End of year	5,151	4,787
Obligations of plans	(5,151)	(4,787)
Funded pension schemes | Rest of Group defined benefit plans | Funded pension schemes
Movement
Beginning of year	842
End of year	868	842
Obligations of plans	(868)	(842)
Funded post-retirement healthcare schemes | Funded post-retirement healthcare
Movement
Beginning of year	111
End of year	94	111
Obligations of plans	(94)	(111)
Unfunded pension schemes
Movement
Beginning of year	184
End of year	176	184
Obligations of plans	(176)	(184)
Unfunded pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	122
End of year	113	122
Obligations of plans	(113)	(122)
Unfunded post-retirement healthcare schemes
Movement
Beginning of year	23
End of year	19	23
Obligations of plans	(19)	(23)
Unfunded post-retirement healthcare schemes | UK defined benefit plans
Movement
Beginning of year	14
End of year	10	14
Obligations of plans	(10)	(14)
Unfunded post-retirement healthcare schemes | Rest of Group defined benefit plans
Movement
Beginning of year	9
End of year	9	9
Obligations of plans	(9)	(9)
US
Movement
Beginning of year	1,022
End of year	154	1,022
Obligations of plans	(154)	(1,022)
US | Pension schemes
Movement
Beginning of year	1,022
End of year	154	1,022
Obligations of plans	(154)	(1,022)
US | Pension schemes | Scheme obligations
Movement
Beginning of year	1,022	1,404
Current service cost	(2)	(1)
Participant contributions	(4)	(4)
Benefits paid	68	149
Interest expense on post-retirement scheme obligations	(22)	(29)
Actuarial (losses)/gains	(12)	268
Exchange and other adjustments	1	(1)
Settlements	839
End of year	154	1,022
Obligations of plans	(154)	(1,022)
US | Funded pension schemes | Funded pension schemes
Movement
Beginning of year	851
End of year		851
Obligations of plans		(851)
US | Funded post-retirement healthcare schemes | Funded post-retirement healthcare
Movement
Beginning of year	111
End of year	94	111
Obligations of plans	(94)	(111)
US | Unfunded pension schemes
Movement
Beginning of year	60
End of year	60	60
Obligations of plans	(60)	(60)
SWEDEN
Movement
Beginning of year	1,312
End of year	1,602	1,312
Obligations of plans	(1,602)	(1,312)
SWEDEN | Pension schemes
Movement
Beginning of year	1,312
End of year	1,602	1,312
Obligations of plans	(1,602)	(1,312)
SWEDEN | Pension schemes | Scheme obligations
Movement
Beginning of year	1,312	2,373
Current service cost	(13)	(35)
Past service credit/(cost)	(2)	(4)
Benefits paid	47	44
Interest expense on post-retirement scheme obligations	(50)	(31)
Actuarial (losses)/gains	(202)	806
Exchange and other adjustments	(70)	281
End of year	1,602	1,312
Obligations of plans	(1,602)	(1,312)
SWEDEN | Funded pension schemes | Funded pension schemes
Movement
Beginning of year	1,310
End of year	1,599	1,310
Obligations of plans	(1,599)	(1,310)
SWEDEN | Unfunded pension schemes
Movement
Beginning of year	2
End of year	3	2
Obligations of plans	$ (3)	$ (2)